Fair Value Measurements (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)		4.50%
Warrants derived per share (in Dollars per share)		$ 0.10
Business combination rate		20.00%
Warrant [Member]
Fair Value Measurements (Details) [Line Items]
Warrants derived per share (in Dollars per share)		$ 0.10
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)		4.50%
Maximum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)		31.60%
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)		1.40%
Minimum [Member] | Measurement Input, Price Volatility [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)		26.40%
Corporate Bonds [Member] | Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)		11.20%
Corporate Bonds [Member] | Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)		7.80%
Black Scholes Method Member | Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield (as percentage)		4.50%
Black Scholes Method Member | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield (per share)		$ 10.42
Black Scholes Method Member | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements (Details) [Line Items]
Risk-free yield (per share)		$ 10.15
Business Combination [Member]
Fair Value Measurements (Details) [Line Items]
Business combination rate	30.00%	30.00%